Shareholder Report, Line Graph (Details) - USD ($)			6 Months Ended	12 Months Ended		18 Months Ended	24 Months Ended	30 Months Ended	36 Months Ended	42 Months Ended	48 Months Ended	54 Months Ended	60 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	90 Months Ended	96 Months Ended	102 Months Ended	108 Months Ended	114 Months Ended	120 Months Ended
	Jan. 27, 2017	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2026
The Tax-Exempt Fund of California® - Class A [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				The Tax-Exempt Fund of California — Class A (with sales charge)
Accumulated Value		$ 9,625			$ 9,604		$ 9,774		$ 10,432		$ 10,864		$ 11,290		$ 10,435		$ 10,485		$ 11,061		$ 10,970		$ 11,597
The Tax-Exempt Fund of California® - Class C [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				The Tax-Exempt Fund of California — Class C (with sales charge)
Accumulated Value		10,000			9,900		9,996		10,586		10,942		11,286		10,353		10,326		10,809		10,720		11,333
The Tax-Exempt Fund of California® - Class F-1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				The Tax-Exempt Fund of California — Class F-1
Accumulated Value		10,000			9,966		10,129		10,797		11,234		11,663		10,770		10,812		11,395		11,290		11,924
The Tax-Exempt Fund of California® - Class F-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				The Tax-Exempt Fund of California — Class F-2
Accumulated Value		10,000			9,990		10,180		10,880		11,351		11,816		10,941		11,014		11,641		11,564		12,246
The Tax-Exempt Fund of California® - Class F-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				The Tax-Exempt Fund of California — Class F-3
Accumulated Value	$ 10,000		$ 10,379			$ 10,587		$ 11,326		$ 11,827		$ 12,323		$ 11,421		$ 11,508		$ 12,174		$ 12,107		$ 12,834
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,000	10,391		10,026	10,494	10,125	11,261	10,865	11,865	11,447	12,255	11,824	11,406	11,005	11,512	11,107	11,943	11,523	11,942	11,522	12,571	12,129
Bloomberg California Municipal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg California Municipal Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,455		$ 10,007	$ 10,575	$ 10,122	$ 11,322	$ 10,837	$ 11,973	$ 11,460	$ 12,272	$ 11,746	$ 11,439	$ 10,949	$ 11,560	$ 11,064	$ 11,970	$ 11,457	$ 11,974	$ 11,460	$ 12,577	$ 12,039